Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Phillips Street Trust
Prospectus Date	rr_ProspectusDate	Jan. 29, 2016
Document Creation Date	dei_DocumentCreationDate	Apr. 14, 2016